RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2022
Related Party [Abstract]
Summary of Related Party Transactions
The following table summarizes transactions with related parties:

(US$ Millions)	Jun. 30, 2022	Dec. 31, 2021
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	(326)	(378)
Loans and notes receivable	171	170
Receivables and other assets	83	71
Deposit payable to Brookfield Asset Management(1)	(180)	(680)
Property-specific debt obligations	(1,650)	(250)
Loans and notes payable and other liabilities	(362)	(259)
Preferred shares held by Brookfield Asset Management	(1,015)	(1,015)
Brookfield Asset Management interest in Canholdco	(1,940)	(2,083)
(1)As of June 30, 2022, a $180 million on-demand deposit was payable to Brookfield Asset Management, provided for in the deposit agreement between the partnership and Brookfield Asset Management.

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2022	2021	2022	2021
Transactions with related parties:
Commercial property revenue(1)	$16	$9	$24	$17
Management fee income	12	6	33	13
Interest expense on debt obligations	4	10	8	15
General and administrative expense(2)	81	64	162	129
Construction costs(3)	12	47	36	97
Return of capital distributions on Brookfield Asset Management’s interest in Canholdco	—	—	118	—
Distributions on Brookfield Assets management’s interest in Canholdco	29	—	57	—
Incentive fees	4	22	36	22
(1)Amounts received from Brookfield Asset Management and its subsidiaries for the rental of office premises.
(2)Includes amounts paid to Brookfield Asset Management and its subsidiaries for management fees, management fees associated with the partnership’s investments in private funds, and administrative services.
(3)Includes amounts paid to Brookfield Asset Management and its subsidiaries for construction costs of development properties.